UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-881

Columbia Funds Trust III
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	9/30/06

Date of reporting period:	12/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Liberty Fund

		Shares	Value ($ )*
Common Stocks – 63.9%
CONSUMER DISCRETIONARY – 6.8%
Auto Components – 0.2%
	Johnson Controls, Inc.	19,000	1,385,290
	Auto Components Total		1,385,290
Automobiles – 0.3%
	Toyota Motor Corp.	34,800	1,805,876
	Automobiles Total		1,805,876
Hotels, Restaurants & Leisure – 1.1%
	Carnival Corp.	17,200	919,684
	Marriott International, Inc., Class A	14,780	989,817
	McDonald’s Corp.	63,806	2,151,538
	Starbucks Corp. (a)	31,120	933,911
	Starwood Hotels & Resorts Worldwide, Inc.	34,700	2,215,942
	Hotels, Restaurants & Leisure Total		7,210,892
Household Durables – 0.1%
	Koninklijke (Royal) Philips Electronics NV	29,457	915,446
	Household Durables Total		915,446
Internet & Catalog Retail – 0.4%
	eBay, Inc. (a)	63,090	2,728,643
	Internet & Catalog Retail Total		2,728,643
Media – 0.6%
	EMI Group PLC	332,496	1,387,245
	Getty Images, Inc. (a )	9,900	883,773
	Grupo Televisa SA, ADR	12,481	1,004,721
	Viacom, Inc., Class A (a )	21,082	690,646
	Media Total		3,966,385
Multiline Retail – 0.9%
	Federated Department Stores, Inc.	30,864	2,047,209
	J.C. Penney Co., Inc.	46,865	2,605,694
	Target Corp.	26,720	1,468,799
	Multiline Retail Total		6,121,702
Specialty Retail – 2.3%
	Best Buy Co., Inc.	12,460	541,761
	Chico’s FAS, Inc. (a )	21,700	953,281
	Esprit Holdings Ltd.	171,000	1,215,182
	Home Depot, Inc.	51,170	2,071,362
	Lowe’s Companies, Inc.	39,915	2,660,734
	Office Depot, Inc. (a )	120,350	3,778,990
	Staples, Inc.	60,200	1,367,142

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Tiffany & Co.	57,650	2,207,418
	Specialty Retail Total		14,795,870
Textiles, Apparel & Luxury Goods– 0.9%
	Adidas-Salomon AG	7,982	1,511,982
	Coach, Inc. (a)	60,474	2,016,203
	LVMH Moet Hennessy Louis Vuitton SA	17,252	1,532,869
	NIKE, Inc., Class B	11,360	985,935
	Textiles, Apparel & Luxury Goods Total		6,046,989
	CONSUMER DISCRETIONARY TOTAL		44,977,093
CONSUMER STAPLES – 5.3%
Beverages – 1.1%
	Diageo PLC	52,961	767,681
	Diageo PLC, ADR	44,076	2,569,631
	PepsiCo, Inc.	43,408	2,564,544
	Pernod-Ricard SA	7,477	1,304,788
	Beverages Total		7,206,644
Food & Staples Retailing – 1.1%
	Aeon Co., Ltd.	57,200	1,455,039
	CVS Corp.	93,140	2,460,759
	Wal-Mart Stores, Inc.	75,400	3,528,720
	Food & Staples Retailing Total		7,444,518
Food Products – 1.0%
	Cadbury Schweppes PLC, ADR	43,300	1,657,957
	Danisco A/S	19,079	1,460,746
	Kellogg Co.	40,150	1,735,283
	Nestle SA, Registered Shares	3,931	1,175,665
	Royal Numico NV (a )	17,785	736,527
	Food Products Total		6,766,178
Household Products – 1.5%
	Colgate-Palmolive Co.	37,750	2,070,587
	Kimberly-Clark Corp.	27,979	1,668,947
	Procter & Gamble Co.	100,279	5,804,149
	Household Products Total		9,543,683

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.6%
	Altria Group, Inc.	49,854	3,725,091
	Tobacco Total		3,725,091
	CONSUMER STAPLES TOTAL		34,686,114
ENERGY – 5.5%
Energy Equipment & Services – 0.9%
	Halliburton Co.	57,287	3,549,502
	Nabors Industries Ltd. (a)	6,000	454,500
	National-Oilwell Varco, Inc. (a)	13,400	840,180
	Schlumberger Ltd.	13,080	1,270,722
	Energy Equipment & Services Total		6,114,904
Oil, Gas & Consumable Fuels– 4.6%
	Anadarko Petroleum Corp.	22,800	2,160,300
	BP PLC	107,300	1,142,734
	Chevron Corp.	28,097	1,595,067
	China Petroleum & Chemical Corp., Class H	2,472,000	1,219,477
	ConocoPhillips	55,927	3,253,833
	CONSOL Energy, Inc.	8,370	545,557
	EOG Resources, Inc.	35,950	2,637,651
	Exxon Mobil Corp.	124,602	6,998,894
	Marathon Oil Corp.	20,681	1,260,921
	Occidental Petroleum Corp.	30,700	2,452,316
	Statoil ASA	65,963	1,514,863
	Total SA	6,870	1,725,906
	Williams Companies, Inc.	96,200	2,228,954
	XTO Energy, Inc.	37,740	1,658,296
	Oil, Gas & Consumable Fuels Total		30,394,769
	ENERGY TOTAL		36,509,673
FINANCIALS – 14.1%
Capital Markets – 3.2%
	Bank of New York Co., Inc.	72,344	2,304,156
	Deutsche Bank AG	4,500	435,915
	Deutsche Bank AG, Registered Shares	11,742	1,138,521
	Franklin Resources, Inc.	27,854	2,618,554
	Goldman Sachs Group, Inc.	11,662	1,489,354
	Lehman Brothers Holdings, Inc.	7,700	986,909
	Merrill Lynch & Co., Inc.	80,642	5,461,883
	Morgan Stanley	23,893	1,355,689
	Nomura Holdings, Inc.	69,500	1,331,835
	Nuveen Investments, Class A	22,300	950,426

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	State Street Corp.	27,020	1,497,989
	UBS AG, Registered Shares	17,414	1,657,845
	Capital Markets Total		21,229,076
Commercial Banks – 4.5%
	Banco Santander Central Hispano SA	65,202	860,698
	Cassa di Risparmio di Firenze S.p.A.	269,489	797,620
	Depfa Bank PLC	88,800	1,313,078
	Kookmin Bank, ADR	16,110	1,203,578
	Marshall & Ilsley Corp.	39,281	1,690,654
	Mitsubishi Tokyo Financial Group, Inc.	190	2,577,691
	Mitsubishi Tokyo Financial Group, Inc., ADR	78,300	1,071,927
	National Bank of Greece SA	27,405	1,166,065
	North Fork Bancorporation, Inc.	16,277	445,339
	PNC Financial Services Group, Inc.	30,229	1,869,059
	SunTrust Banks, Inc.	10,800	785,808
	U.S. Bancorp	126,213	3,772,507
	Uniao de Bancos Brasileiros SA, GDR	13,376	850,312
	UnionBanCal Corp.	6,300	432,936
	Wachovia Corp.	69,737	3,686,298
	Wells Fargo & Co.	88,868	5,583,576
	Zions Bancorporation	17,910	1,353,280
	Commercial Banks Total		29,460,426
Diversified Financial Services – 1.7%
	CIT Group, Inc.	16,800	869,904
	Citigroup, Inc.	134,763	6,540,049
	JAFCO Co., Ltd.	10,500	937,508
	JPMorgan Chase & Co.	74,828	2,969,923
	Diversified Financial Services Total		11,317,384
Insurance – 3.6%
	ACE Ltd.	26,900	1,437,536
	Allstate Corp.	31,768	1,717,696
	Ambac Financial Group, Inc.	19,797	1,525,557
	American International Group, Inc.	113,197	7,723,431
	AXA	25,326	817,349
	Genworth Financial, Inc., Class A	49,500	1,711,710
	Hartford Financial Services Group, Inc.	23,610	2,027,863
	Prudential PLC	138,639	1,311,907
	St. Paul Travelers Companies, Inc.	39,800	1,777,866

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Swiss Re, Registered Shares	9,981	730,697
	UnumProvident Corp.	42,857	974,997
	XL Capital Ltd., Class A	26,643	1,795,205
	Insurance Total		23,551,814
Real Estate – 0.8%
	Archstone-Smith Trust, REIT	31,960	1,338,804
	AvalonBay Communities, Inc., REIT	15,103	1,347,943
	Kimco Realty Corp., REIT	41,908	1,344,409
	NTT Urban Development Corp.	145	960,232
	Real Estate Total		4,991,388
Thrifts & Mortgage Finance – 0.3%
	Golden West Financial Corp.	31,700	2,092,200
	Thrifts & Mortgage Finance Total		2,092,200
	FINANCIALS TOTAL		92,642,288
HEALTH CARE – 8.6%
Biotechnology – 0.8%
	Amgen, Inc. (a)	41,695	3,288,068
	Genentech, Inc. (a)	13,100	1,211,750
	Protein Design Labs, Inc. (a)	31,780	903,188
	Biotechnology Total		5,403,006
Health Care Equipment & Supplies – 1.8%
	Alcon, Inc.	3,605	467,208
	Baxter International, Inc.	75,130	2,828,645
	Medtronic, Inc.	55,330	3,185,348
	PerkinElmer, Inc.	38,400	904,704
	Thermo Electron Corp. (a)	79,280	2,388,706
	Varian Medical Systems, Inc. (a)	41,150	2,071,491
	Health Care Equipment & Supplies Total		11,846,102
Health Care Providers & Services – 1.7%
	Aetna, Inc.	35,045	3,305,094
	Caremark Rx, Inc. (a)	34,220	1,772,254
	Cigna Corp.	14,674	1,639,086
	Rhoen-Klinikum AG	20,976	798,396
	UnitedHealth Group, Inc.	64,330	3,997,466
	Health Care Providers & Services Total		11,512,296
Pharmaceuticals – 4.3%
	AstraZeneca PLC, ADR	37,000	1,798,200
	GlaxoSmithKline PLC	66,962	1,692,408
	GlaxoSmithKline PLC, ADR	18,782	948,115
	IVAX Corp. (a)	50,860	1,593,444

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Johnson & Johnson	63,170	3,796,517
	Novartis AG, ADR	97,556	5,119,739
	Novartis AG, Registered Shares	25,581	1,344,217
	Novo-Nordisk A/S, Class B	23,109	1,299,927
	Pfizer, Inc.	92,647	2,160,528
	Roche Holdings Ltd., ADR	23,700	1,773,945
	Sanofi-Aventis	14,349	1,257,096
	Sanofi-Aventis, ADR	39,000	1,712,100
	Takeda Pharmaceutical Co., Ltd.	21,400	1,157,688
	Teva Pharmaceutical Industries Ltd., ADR	59,560	2,561,676
	Pharmaceuticals Total		28,215,600
	HEALTH CARE TOTAL		56,977,004
INDUSTRIALS– 8.2%
Aerospace & Defense– 1.4%
	General Dynamics Corp.	15,527	1,770,854
	Goodrich Corp.	41,400	1,701,540
	Rolls-Royce Group PLC	172,100	1,265,820
	United Technologies Corp.	86,616	4,842,701
	Aerospace & Defense Total		9,580,915
Building Products – 0.2%
	American Standard Companies, Inc.	33,300	1,330,335
	Building Products Total		1,330,335
Commercial Services & Supplies – 0.1%
	Nichii Gakkan Co.	38,600	981,897
	Commercial Services & Supplies Total		981,897
Construction & Engineering – 0.3%
	Bilfinger Berger AG	21,175	1,010,284
	Foster Wheeler Ltd. (a)	24,600	904,788
	Construction & Engineering Total		1,915,072
Electrical Equipment – 1.1%
	ABB Ltd. (a)	122,000	1,183,745
	Emerson Electric Co.	23,100	1,725,570
	Rockwell Automation, Inc.	45,030	2,663,974
	Vestas Wind Systems A/S	92,137	1,513,199
	Electrical Equipment Total		7,086,488
Industrial Conglomerates – 2.1%
	General Electric Co.	287,640	10,081,782

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS– (continued)
Industrial Conglomerates – (continued)
	Siemens AG, Registered Shares	21,173	1,814,830
	Textron, Inc.	22,266	1,714,037
	Industrial Conglomerates Total		13,610,649
Machinery – 1.9%
	Atlas Copco AB, Class A	46,470	1,035,331
	Caterpillar, Inc.	63,400	3,662,618
	Eaton Corp.	21,003	1,409,091
	Ingersoll-Rand Co., Ltd., Class A	33,900	1,368,543
	ITT Industries, Inc.	20,340	2,091,359
	Mitsubishi Heavy Industries, Ltd.	293,000	1,291,898
	Sandvik AB	32,611	1,518,796
	Machinery Total		12,377,636
Road & Rail – 0.9%
	Burlington Northern Santa Fe Corp.	35,200	2,492,864
	Canadian National Railway Co.	18,300	1,463,817
	East Japan Railway Co.	261	1,794,811
	Road & Rail Total		5,751,492
Trading Companies & Distributors – 0.2%
	Mitsubishi Corp.	73,500	1,626,616
	Trading Companies & Distributors Total		1,626,616
	INDUSTRIALS TOTAL		54,261,100
INFORMATION TECHNOLOGY – 9.4%
Communications Equipment – 1.1%
	Cisco Systems, Inc. (a)	70,435	1,205,847
	Corning, Inc. (a)	39,910	784,631
	Juniper Networks, Inc. (a)	19,150	427,045
	Motorola, Inc.	114,460	2,585,652
	QUALCOMM, Inc.	44,250	1,906,290
	Telefonaktiebolaget LM Ericsson, Class B	224,553	771,640
	Communications Equipment Total		7,681,105
Computers & Peripherals – 1.8%
	Apple Computer, Inc. (a)	21,690	1,559,294
	Dell, Inc. (a)	12,200	365,878
	EMC Corp. (a)	154,520	2,104,562
	Hewlett-Packard Co.	100,900	2,888,767
	International Business Machines Corp.	60,435	4,967,757
	Computers & Peripherals Total		11,886,258
Electronic Equipment & Instruments – 0.5%
	Agilent Technologies, Inc. (a)	25,100	835,579

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	AU Optronics Corp., ADR	92,354	1,386,233
	Hoya Corp.	26,800	963,514
	Electronic Equipment & Instruments Total		3,185,326
Internet Software & Services – 1.3%
	Akamai Technologies, Inc. (a)	43,800	872,934
	Google, Inc., Class A (a)	10,450	4,335,287
	Yahoo!, Inc. (a)	88,660	3,473,699
	Internet Software & Services Total		8,681,920
Semiconductors & Semiconductor Equipment – 2.5%
	Broadcom Corp., Class A (a)	36,750	1,732,762
	Intel Corp.	166,822	4,163,877
	Lam Research Corp. (a)	59,500	2,122,960
	MEMC Electronic Materials, Inc. (a)	59,530	1,319,780
	Microchip Technology, Inc.	37,110	1,193,087
	National Semiconductor Corp.	15,800	410,484
	Nikon Corp.	109,000	1,720,007
	Samsung Electronics Co., Ltd., GDR (c)	3,755	1,237,273
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	102,000	1,010,820
	Texas Instruments, Inc.	42,820	1,373,237
	Semiconductors & Semiconductor Equipment Total		16,284,287
Software – 2.2%
	Autodesk, Inc.	21,330	916,123
	McAfee, Inc. (a)	46,620	1,264,801
	Microsoft Corp.	272,775	7,133,066
	NAVTEQ (a)	23,409	1,026,953
	Oracle Corp. (a)	70,790	864,346
	SAP AG	4,198	761,207
	SAP AG, ADR	53,870	2,427,921
	Software Total		14,394,417
	INFORMATION TECHNOLOGY TOTAL		62,113,313
MATERIALS – 2.8%
Chemicals – 2.1%
	Air Products & Chemicals, Inc.	35,799	2,118,943
	E.I. du Pont de Nemours & Co.	24,100	1,024,250
	Kaneka Corp.	111,000	1,341,205
	Linde AG	23,826	1,855,214

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Monsanto Co.	20,482	1,587,969
	PPG Industries, Inc.	10,503	608,124
	Praxair, Inc.	53,060	2,810,057
	Rohm and Haas Co.	25,900	1,254,078
	Shin-Etsu Chemical Co., Ltd.	19,800	1,052,665
	Chemicals Total		13,652,505
Construction Materials – 0.3%
	Holcim Ltd., Registered Shares	29,469	2,007,135
	Construction Materials Total		2,007,135
Containers & Packaging – 0.1%
	Crown Holdings, Inc. (a)	44,600	871,038
	Containers & Packaging Total		871,038
Metals & Mining – 0.3%
	Nucor Corp.	11,000	733,920
	Rio Tinto PLC	2,400	438,696
	United States Steel Corp.	17,800	855,646
	Metals & Mining Total		2,028,262
	MATERIALS TOTAL		18,558,940
TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 1.2%
	AT&T, Inc.	80,515	1,971,812
	BellSouth Corp.	53,765	1,457,032
	Telefonica SA	52,397	788,437
	Telenor ASA	143,387	1,407,463
	Verizon Communications, Inc.	68,002	2,048,220
	Diversified Telecommunication Services Total		7,672,964
Wireless Telecommunication Services – 0.4%
	American Tower Corp., Class A (a)	36,300	983,730
	Cosmote Mobile Telecommunications SA	35,760	795,075
	NTT DoCoMo, Inc.	727	1,109,594
	Wireless Telecommunication Services Total		2,888,399
	TELECOMMUNICATION SERVICES TOTAL		10,561,363
UTILITIES– 1.6%
Electric Utilities – 1.0%
	Edison International	37,800	1,648,458
	Entergy Corp.	18,178	1,247,919
	Exelon Corp.	51,163	2,718,802
	FPL Group, Inc.	24,462	1,016,641
	Electric Utilities Total		6,631,820

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES– (continued)
Independent Power Producers & Energy Traders – 0.2%
	TXU Corp.	16,684	837,370
	Independent Power Producers & Energy Traders Total		837,370
Multi - Utilities– 0.4%
	Dominion Resources, Inc.	13,002	1,003,754
	PG&E Corp.	46,348	1,720,438
	Multi - Utilities Total		2,724,192
	UTILITIES TOTAL		10,193,382
	Total Common Stocks (cost of $356,572,618)		421,480,270

		Par ($)
Corporate Fixed-Income Bonds & Notes – 9.2%
BASIC MATERIALS – 0.2%
Forest Products & Paper – 0.1%
International Paper Co.
	4.250% 01/15/09	553,000	536,039
	Forest Products & Paper Total		536,039
Metals & Mining – 0.1%
Alcan, Inc.
	4.500% 05/15/13	855,000	813,986
	Metals & Mining Total		813,986
	BASIC MATERIALS TOTAL		1,350,025
COMMUNICATIONS – 1.0%
Media – 0.3%
Jones Intercable, Inc.
	7.625% 04/15/08	1,125,000	1,186,290
Time Warner, Inc.
	6.625% 05/15/29	850,000	851,556
	Media Total		2,037,846
Telecommunication Services– 0.7%
Deutsche Telekom International Finance BV
	8.500% 06/15/10	900,000	1,004,085
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	475,000	629,095
Sprint Capital Corp.
	6.875% 11/15/28	600,000	657,762
Verizon Global Funding Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services– (continued)
	7.750% 12/01/30	1,525,000	1,814,307
Vodafone Group PLC
	7.750% 02/15/10	400,000	438,676
	Telecommunication Services Total		4,543,925
	COMMUNICATIONS TOTAL		6,581,771
CONSUMER CYCLICAL– 0.6%
Airlines – 0.3%
United Airlines, Inc.
	7.032% 10/01/10(b)	2,233,486	2,222,319
	Airlines Total		2,222,319
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	500,000	605,800
	Auto Manufacturers Total		605,800
Retail – 0.2%
Wal-Mart Stores, Inc.
	4.000% 01/15/10	1,200,000	1,161,348
	Retail Total		1,161,348
	CONSUMER CYCLICAL TOTAL		3,989,467
CONSUMER NON-CYCLICAL– 1.0%
Beverages – 0.2%
Diageo Capital PLC
	3.375% 03/20/08	1,150,000	1,113,108
	Beverages Total		1,113,108
Cosmetics / Personal Care– 0.2%
Procter & Gamble Co.
	4.750% 06/15/07	1,190,000	1,190,404
	Cosmetics / Personal Care Total		1,190,404
Food – 0.3%
General Mills, Inc.
	2.625% 10/24/06	975,000	957,460
Kroger Co.
	6.200% 06/15/12	1,000,000	1,024,820
	Food Total		1,982,280
Healthcare Products – 0.1%
Baxter FinCo BV
	4.750% 10/15/10(c)	850,000	836,026
	Healthcare Products Total		836,026

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Healthcare Services – 0.2%
UnitedHealth Group, Inc.
	3.375% 08/15/07	1,250,000	1,221,075
	Healthcare Services Total		1,221,075
	CONSUMER NON-CYCLICAL TOTAL		6,342,893
ENERGY – 0.5%
Oil & Gas – 0.3%
Devon Energy Corp.
	7.950% 04/15/32	700,000	900,648
Marathon Oil Corp.
	6.800% 03/15/32	825,000	952,735
	Oil & Gas Total		1,853,383
Pipelines – 0.2%
Kinder Morgan Energy Partners LP
	7.300% 08/15/33	1,075,000	1,211,890
	Pipelines Total		1,211,890
	ENERGY TOTAL		3,065,273
FINANCIALS – 4.2%
Banks – 1.2%
HSBC Capital Funding LP
	9.547% 12/31/49(c)	1,850,000	2,164,629
Rabobank Capital Funding II
	5.260% 12/31/49(c)	1,750,000	1,735,037
Wachovia Corp.
	4.875% 02/15/14	1,650,000	1,615,532
Wells Fargo & Co.
	4.520% 03/10/08(d)	2,250,000	2,251,125
	Banks Total		7,766,323
Diversified Financial Services – 2.4%
American Express Credit Corp.
	3.000% 05/16/08	1,100,000	1,055,087
Capital One Bank
	4.875% 05/15/08	575,000	572,660
Caterpillar Financial Services Corp.
	3.625% 11/15/07	500,000	488,740
Citicorp
	8.040% 12/15/19(c)	4,710,000	5,677,293
Countrywide Home Loans, Inc.
	2.875% 02/15/07	825,000	806,264

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	1,050,000	1,042,461
Goldman Sachs Group, Inc.
	6.345% 02/15/34	1,000,000	1,043,910
JPMorgan Chase Capital XV
	5.875% 03/15/35	1,225,000	1,222,562
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	1,250,000	1,221,987
Morgan Stanley
	6.750% 04/15/11	1,225,000	1,318,529
SLM Corp.
	5.125% 08/27/12	1,750,000	1,749,370
	Diversified Financial Services Total		16,198,863
Insurance – 0.4%
American International Group, Inc.
	2.875% 05/15/08	1,850,000	1,765,881
Prudential Insurance Co. of America
	7.650% 07/01/07(c)	900,000	936,198
	Insurance Total		2,702,079
Real Estate Investment Trusts– 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	1,125,000	1,175,659
	Real Estate Investment Trusts Total		1,175,659
	FINANCIALS TOTAL		27,842,924
INDUSTRIALS– 1.0%
Aerospace & Defense– 0.2%
Raytheon Co.
	8.300% 03/01/10	1,100,000	1,231,065
	Aerospace & Defense Total		1,231,065
Auto Manufacturers – 0.2%
Ford Motor Credit Co.
	7.375% 10/28/09	1,325,000	1,175,182
	Auto Manufacturers Total		1,175,182
Environmental Control – 0.2%
Waste Management, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS– (continued)
Environmental Control – (continued)
	7.375% 08/01/10	1,150,000	1,249,579
	Environmental Control Total		1,249,579
Machinery – 0.1%
John Deere Capital Corp.
	4.625% 04/15/09	1,075,000	1,063,917
	Machinery Total		1,063,917
Miscellaneous Manufacturing – 0.3%
General Electric Co.
	5.000% 02/01/13	2,275,000	2,271,815
	Miscellaneous Manufacturing Total		2,271,815
	INDUSTRIALS TOTAL		6,991,558
TECHNOLOGY – 0.1%
Computers – 0.1%
International Business Machines Corp.
	6.220% 08/01/27	850,000	925,735
	Computers Total		925,735
	TECHNOLOGY TOTAL		925,735
UTILITIES– 0.6%
Electric– 0.5%
Exelon Generation Co. LLC
	6.950% 06/15/11	800,000	861,288
Scottish Power PLC
	5.375% 03/15/15	1,050,000	1,048,551
Virginia Electric & Power Co.
	5.375% 02/01/07	1,375,000	1,380,032
	Electric Total		3,289,871
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	550,000	542,251
	Gas Total		542,251
	UTILITIES TOTAL		3,832,122
	Total Corporate Fixed-Income Bonds & Notes (cost of $60,714,625)		60,921,768
Mortgage-Backed Securities – 8.0%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/20	8,475,299	8,391,636

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.000% 11/01/20	4,077,042	4,036,796
	6.000% 02/01/09	757,862	771,056
	6.500% 07/01/14	58,525	60,148
	6.500% 12/01/14	70,339	72,289
	6.500% 06/01/29	61,436	63,195
	6.500% 01/01/30	118,232	121,617
	7.000% 11/01/29	48,327	50,368
	7.000% 01/01/30	27,633	28,800
	8.000% 07/01/20	47,059	50,080
Federal National Mortgage Association
	5.000% 01/01/18	1,623,435	1,608,655
	5.000% 06/01/18	10,301,201	10,205,796
	5.000% 11/01/18	2,821,676	2,795,543
	5.500% 12/01/17	2,699,275	2,717,932
	5.500% 10/01/35	7,972,586	7,896,183
	5.500% 11/01/35	4,074,454	4,035,407
	6.000% 11/01/35	554,479	559,735
	6.500% 05/01/07	9,083	9,189
	6.500% 12/01/07	1,327	1,343
	6.500% 05/01/08	14,490	14,786
	6.500% 07/01/08	7,091	7,235
	6.500% 08/01/08	47,557	48,529
	6.500% 09/01/08	41,543	42,394
	6.500% 10/01/08	92,111	93,995
	6.500% 11/01/08	284,904	290,170
	6.500% 12/01/08	34,985	35,702
	6.500% 01/01/09	41,479	42,327
	6.500% 02/01/09	689,035	704,502
	6.500% 04/01/09	956,094	981,965
	6.500% 04/01/11	445,891	458,477
	6.500% 05/01/11	1,281,902	1,318,088
	6.500% 09/01/23	169,287	173,731
	6.500% 09/01/25	1,149,262	1,184,253
	6.500% 11/01/25	5	5
	6.500% 12/01/31	585,331	601,677
	6.500% 02/01/32	1,543,314	1,586,111
	7.000% 08/15/23	277,465	292,164
	7.000% 07/01/32	91,746	95,743
	7.000% 12/01/32	1,283,767	1,339,690
	Total Mortgage-Backed Securities (cost of $52,988,682)		52,787,312

		Par ($)	Value ($)
Government Agencies & Obligations – 6.4%
FOREIGN GOVERNMENT OBLIGATIONS– 0.5%
Province of Quebec
	7.000% 01/30/07	1,750,000	1,791,947
United Mexican States
	7.500% 04/08/33	1,150,000	1,357,000
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		3,148,947
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 5.9%
Federal Home Loan Bank System
	2.250% 05/15/06(e)	275,000	272,656
	4.375% 09/11/09	3,400,000	3,352,924
Federal National Mortgage Association
	6.625% 09/15/09	3,000,000	3,190,023
U.S. Treasury Bonds
	6.250% 08/15/23	12,010,000	14,341,633
	7.250% 05/15/16	14,780,000	18,148,229
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		39,305,465
	Total Government Agencies & Obligations (cost of $42,123,578)		42,454,412
Asset-Backed Securities – 3.6%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	1,750,000	1,703,590
Capital One Multi-Asset Execution Trust
	3.650% 07/15/11	2,914,000	2,831,767
Citibank Credit Card Issuance Trust
	2.900% 05/17/10	5,000,000	4,792,450
Consumer Funding LLC
	5.430% 04/20/15	1,820,000	1,859,294
Delta Funding Home Equity Loan Trust
	8.010% 10/25/27	1,985,044	1,970,017
Green Tree Financial Corp.
	6.870% 01/15/29	563,147	583,263
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	5,700,000	5,581,383
Origen Manufactured Housing
	3.380% 08/15/17	1,930,000	1,883,197
PG&E Energy Recovery Funding LLC
	3.870% 06/25/11	2,140,000	2,102,871
Providian Gateway Master Trust

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	3.350% 09/15/11(c)	500,000	487,130
	Total Asset-Backed Securities (cost of $24,454,576)		23,794,962
Collateralized Mortgage Obligations – 2.8%
AGENCY – 1.2%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/18	3,800,000	3,722,976
	5.000% 12/15/15	1,708,331	1,708,133
Federal National Mortgage Association
	5.000% 12/25/15	2,700,000	2,691,850
	AGENCY TOTAL		8,122,959
NON - AGENCY – 1.6%
Countrywide Alternative Loan Trust
	5.250% 03/25/35	3,063,474	3,011,886
	5.250% 08/25/35	902,558	900,699
	5.500% 10/25/35	1,910,858	1,915,577
Residential Asset Securitization Trust
	4.500% 08/25/34	3,276,061	3,209,033
Wamu Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	1,111,061	1,106,405
	NON - AGENCY TOTAL		10,143,600
	Total Collateralized Mortgage Obligations (cost of $18,601,300)		18,266,559

Commercial Mortgage-Backed Securities – 2.6%
First Union Chase Commercial Mortgage
	6.645% 06/15/31	2,184,972	2,269,465
First Union National Bank Commercial Mortgage Trust
	6.223% 12/12/33	4,250,000	4,500,495
	6.141% 02/12/34	5,000,000	5,294,900
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	4,000,000	4,242,480
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	830,000	777,669
	Total Commercial Mortgage-Backed Securities (cost of $17,317,941)		17,085,009

		Shares	Value ($)
Convertible Preferred Stocks – 0.1%
FINANCIALS – 0.1%
Insurance – 0.1%
	XL Capital Ltd.	33,880	862,585
	Insurance Total		862,585
	FINANCIALS TOTAL		862,585
	Total Convertible Preferred Stocks (cost of $852,730)		862,585
Preferred Stocks – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
	Rolls-Royce Group PLC	4,078,140	7,016
	Consumer Discretionary Total		7,016
	CONSUMER DISCRETIONARY TOTAL		7,016
	Total Preferred Stocks (cost of $700,061)		7,016

		Par ($)
Short-Term Obligations – 3.3%
REPURCHASE AGREEMENT– 3.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 02/15/29, market value of $21,518,897 (repurchase proceeds $21,086,916)	21,079,000	21,079,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%
U.S. Treasury Bill
	3.790% 03/16/06(e)	815,000	808,651
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		808,651
	Total Short-Term Obligations (cost of $21,887,651)		21,887,651

Total Investments – 99.9% (cost of $596,213,762)(f)(g)	659,547,544
Other Assets & Liabilities, Net – 0.1%	478,247
Net Assets – 100.0%	660,025,791

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. At December 31, 2005, the value of this security represents 0.3% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities, which are not illiquid securities, amounted to $13,073,586, which represents 2.0% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(e)	The security or a portion of the security pledged as collateral for open future contracts. At December 31, 2005, the total market value of securities pledged amounted to $1,081,282.

(f)	Cost for federal income tax purposes is $596,213,762.

(g)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$73,306,371	$(9,972,589)	$63,333,782

As of December 31, 2005, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Futures	45	$14,116,500	$14,229,295	Mar-06	$(112,795)

As of December 31, 2005, the Fund held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Notes Futures	55	$11,285,312	$11,286,728	Mar-06	$1,416

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit

99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 28, 2006